Liquidity Risk - Summary of Balance Sheet Encumbered and Unencumbered Assets Explanatory (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	£ 50,494	£ 43,537	£ 26,395
Financial assets at fair value through profit or loss:
Derivative financial instruments	1,720	3,451
Other financial assets at fair value through profit or loss	676	834
Financial assets at amortised cost:
Loans and advances to customers	213,525	212,178
Loans and advances to banks	1,420	2,004
Reverse repurchase agreements – non trading	12,683	19,599
Other financial assets at amortised cost	506	1,163
Financial assets at fair value through other comprehensive income	5,851	8,950
Interests in other entities	201	172
Intangible assets	1,545	1,649
Property, plant and equipment	1,555	1,740
Current tax assets	351	271	186
Net defined benefit asset	1,573	496
Other assets	1,576	3,020
Total assets	293,676	299,064	£ 288,488
Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	50,494	43,537
Financial assets at fair value through profit or loss:
Derivative financial instruments	1,720	3,451
Other financial assets at fair value through profit or loss	676	834
Financial assets at amortised cost:
Loans and advances to customers	213,525	212,178
Loans and advances to banks	1,420	2,004
Reverse repurchase agreements – non trading	12,683	19,599
Other financial assets at amortised cost	506	1,163
Financial assets at fair value through other comprehensive income	5,851	8,950
Interests in other entities	201	172
Intangible assets	1,545	1,649
Property, plant and equipment	1,555	1,740
Current tax assets	351	271
Net defined benefit asset	1,573	496
Other assets	1,576	3,020
Total assets	293,676	299,064
Liquidity risk | Total
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	48,914	42,552
Financial assets at fair value through profit or loss:
Derivative financial instruments	1,720	3,451
Other financial assets at fair value through profit or loss	676	834
Financial assets at amortised cost:
Loans and advances to customers	194,008	180,891
Loans and advances to banks	942	1,200
Reverse repurchase agreements – non trading	12,683	19,599
Other financial assets at amortised cost	506	515
Financial assets at fair value through other comprehensive income	1,417	3,273
Interests in other entities	201	172
Intangible assets	1,545	1,649
Property, plant and equipment	1,555	1,740
Current tax assets	351	271
Net defined benefit asset	1,573	496
Other assets	1,576	3,020
Total assets	267,667	259,663
Liquidity risk | Assets positioned at central banks
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	935	871
Financial assets at fair value through profit or loss:
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss	0	0
Financial assets at amortised cost:
Loans and advances to customers	80,623	61,292
Loans and advances to banks	0	0
Reverse repurchase agreements – non trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Net defined benefit asset	0	0
Other assets	0	0
Total assets	81,558	62,163
Liquidity risk | Readily available
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	47,979	41,681
Financial assets at fair value through profit or loss:
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss	0	0
Financial assets at amortised cost:
Loans and advances to customers	74,890	77,833
Loans and advances to banks	0	0
Reverse repurchase agreements – non trading	0	0
Other financial assets at amortised cost	506	515
Financial assets at fair value through other comprehensive income	1,417	3,273
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Net defined benefit asset	0	0
Other assets	0	0
Total assets	124,792	123,302
Liquidity risk | Other available assets
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss:
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss	0	0
Financial assets at amortised cost:
Loans and advances to customers	18,893	19,801
Loans and advances to banks	0	0
Reverse repurchase agreements – non trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	1,555	1,740
Current tax assets	0	0
Net defined benefit asset	0	0
Other assets	0	0
Total assets	20,448	21,541
Liquidity risk | Cannot be encumbered
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss:
Derivative financial instruments	1,720	3,451
Other financial assets at fair value through profit or loss	676	834
Financial assets at amortised cost:
Loans and advances to customers	19,602	21,965
Loans and advances to banks	942	1,200
Reverse repurchase agreements – non trading	12,683	19,599
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Interests in other entities	201	172
Intangible assets	1,545	1,649
Property, plant and equipment	0	0
Current tax assets	351	271
Net defined benefit asset	1,573	496
Other assets	1,576	3,020
Total assets	40,869	52,657
Total | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	1,580	985
Financial assets at fair value through profit or loss:
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss	0	0
Financial assets at amortised cost:
Loans and advances to customers	19,517	31,287
Loans and advances to banks	478	804
Reverse repurchase agreements – non trading	0	0
Other financial assets at amortised cost	0	648
Financial assets at fair value through other comprehensive income	4,434	5,677
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Net defined benefit asset	0	0
Other assets	0	0
Total assets	26,009	39,401
Covered bonds | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss:
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss	0	0
Financial assets at amortised cost:
Loans and advances to customers	15,713	23,669
Loans and advances to banks	0	0
Reverse repurchase agreements – non trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Net defined benefit asset	0	0
Other assets	0	0
Total assets	15,713	23,669
Securitis- ations | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss:
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss	0	0
Financial assets at amortised cost:
Loans and advances to customers	3,720	7,469
Loans and advances to banks	0	0
Reverse repurchase agreements – non trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Net defined benefit asset	0	0
Other assets	0	0
Total assets	3,720	7,469
Other | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	1,580	985
Financial assets at fair value through profit or loss:
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss	0	0
Financial assets at amortised cost:
Loans and advances to customers	84	149
Loans and advances to banks	478	804
Reverse repurchase agreements – non trading	0	0
Other financial assets at amortised cost	0	648
Financial assets at fair value through other comprehensive income	4,434	5,677
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Net defined benefit asset	0	0
Other assets	0	0
Total assets	£ 6,576	£ 8,263